Related party transactions (Details) - GBP (£) £ in Millions		7 Months Ended	12 Months Ended
		Jul. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Related party transactions, outstanding balances
Dividends recognised as distributions to owners of parent	[1]		£ 11,930	£ 1,148	£ 2,371
GlaxoSmithKline and Pfizer companies
Related party transactions, outstanding balances
Interest receivable for loan amounts owing from related parties						£ 37
Loan amounts owing from related parties						£ 9,211
Dividends recognised as distributions to owners of parent			11,930
Pfizer Companies
Related party transactions during period
Sales of goods					17
Purchases of goods					(11)
Services, royalties, and other income					17
Services, royalties, and other expense			(5)	(68)	(121)
Interest income			12
Dividend paid			3,801	367	735
Related party transactions, outstanding balances
Other amounts owing to related parties				(7)
GlaxoSmithKline companies
Related party transactions during period
Sales of goods		£ 91		114	397
Purchases of goods		(41)		(81)	(81)
Services, royalties, and other income		74		20	49
Services, royalties, and other expense		(135)		(354)	(384)
Interest income		30		10	12
Interest expense		(2)		(4)	(6)
Dividend paid		£ 8,129		781	£ 1,636
Related party transactions, outstanding balances
Other amounts owing to related parties				(203)
Other amounts owing from related parties			£ 51	542
Loan amount owing to related parties				(825)
Loan amounts owing from related parties				£ 1,508
Loans receivable, adjustment to interest rate basis				(0.05%)
Borrowing rate basis adjustment				0.10%

[1]	Equity shareholders refer to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1